Statutory Reserve	12 Months Ended
Dec. 31, 2017
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Statutory Reserve

NOTE 11 - STATUTORY RESERVE

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). Yangshuo did not make appropriations to statutory reserve for the fiscal years ended December 31, 2017 and 2016 as the entity has incurred book loss and tax loss in those periods.

Tang Dynasty Investment Group Limited [Member]
Statutory Reserve

NOTE 11 - STATUTORY RESERVE

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). Gu Yue and Yangshuo did not make appropriations to statutory reserve for the fiscal year ended December 31, 2017 as the entities have incurred book loss and tax loss in that period.